FAIR VALUE MEASUREMENTS (Schedule of change in the fair value of warrants to purchase convertible preferred shares liability)(Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
FAIR VALUE MEASUREMENTS [Abstarct]
Balance at beginning of period	$ 3,341	$ 2,168	$ 328
Issuance of warrants to purchase preferred share	5,794	62	1,008
Exercise of warrants to purchase preferred share	(2,804)
Change in fair value	(776)	1,111	832
Conversion to Warrants to purchase ordinary share following IPO	(5,555)
Balance at end of period		$ 3,341	$ 2,168